As filed with the Securities and Exchange Commission on February 10, 2009

1933 Act Registration No. 333-146507

1940 Act Registration No. 811-08557

CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 99

Lincoln Life Flexible Premium Variable Life Account M

(Exact Name of Registrant)

Lincoln AssetEdgeSM VUL

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

(Exact Name of Depositor)

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (260) 455-2000

Dennis L. Schoff, Esquire

The Lincoln National Life Insurance Company

1300 South Clinton Street

Ft. Wayne, Indiana 46802

(Name and Address of Agent for Service)

Copy To:

John L. Reizian

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:

Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2007 was filed March 27, 2008.

It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b)
☐	on December 19, 2008 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1) of Rule 485.
☒	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be March 12, 2009.

This Post-effective Amendment No. 4 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 2 to Registration Statement No. 333-146507 filed pursuant to Rule 485(a) under the Securities Act of 1933 on December 12, 2008. The contents of Post-effective Amendment No. 2 are being incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has caused this Post-Effective Amendment No. 4 to the initial Registration Statement on Form N-6 (File No. 333-146507) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 10th day of February, 2009.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

By	/s/ Mark E. Konen
Mark E. Konen
Senior Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Mark E. Konen
Mark E. Konen
Senior Vice President
The Lincoln National Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the initial Registration Statement on Form N-6 (File No. 333-146507) has been signed below on February 10, 2009, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

	Signature	Title

	/s/ Dennis R. Glass *	President and Director
	Dennis R. Glass	(Principal Executive Officer)

	/s/ Frederick J. Crawford *	Executive Vice President, Chief Financial Officer
	Frederick J. Crawford	(Principal Financial Officer)

	/s/ Mark E. Konen	Senior Vice President and Director
Mark E. Konen

	/s/ See Yeng Quek *	Senior Vice President, Chief Investment
	See Yeng Quek	Officer and Director

Senior Vice President and Director
Westley V. Thompson

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact